Post-employment benefits - Schedule of Pension Remeasurement Recognized in Statement Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	$ 223	$ 1,278	$ 1,039
Changes in financial assumptions	2,323	50	141
Experience adjustments	(186)	(831)	(966)
Total actuarial gains (losses)	2,360	497	214
Return on plan assets	(204)	(32)	(45)
Currency translation differences	(2)	(4)	15
Total recognized	2,154	461	184
Funded
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	0	1,278	1,039
Changes in financial assumptions	2,311	37	157
Experience adjustments	(201)	(844)	(952)
Total actuarial gains (losses)	2,110	471	244
Return on plan assets	(204)	(32)	(45)
Currency translation differences	(4)	(4)	13
Total recognized	1,902	435	212
Unfunded
Disclosure Of Defined Benefit Plans [Line Items]
Changes in demographic assumptions	223	0	0
Changes in financial assumptions	12	13	(16)
Experience adjustments	15	13	(14)
Total actuarial gains (losses)	250	26	(30)
Return on plan assets	0	0	0
Currency translation differences	2	0	2
Total recognized	$ 252	$ 26	$ (28)